Income Taxes, Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets [Abstract]
Inventory	$ 7,705	$ 3,004
Property, plant and equipment	0	0
Goodwill and other intangibles	0	0
Accrued pension and postretirement costs	0	202
Federal NOL	4,056	6,020
State NOL	6,569	6,169
AMT credit carryforwards	10	10
R&D credit carryforwards	123	1,195
Unrealized loss on investment	580	351
Leases	3,393	0
Original issue discount	4,806	0
Other	5,475	4,091
Total deferred tax assets (liabilities)	32,717	21,042
Valuation allowance	(11,396)	(14,062)
Net deferred tax assets	21,321	6,980
Liabilities [Abstract]
Inventory	0	0
Property, plant and equipment	(2,506)	(1,445)
Goodwill and other intangible	(7,672)	(7,386)
Accrued pension and postretirement costs	(943)	0
Leases	(3,099)	0
Original issue discount	(8,118)	0
Other	(555)	(440)
Net deferred tax liabilities	$ (22,893)	$ (9,271)